UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			February 12, 2004

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		40

Form 13F Information Table Value Total:	   1,163,806


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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

NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

Advisory Board Co.                   COMM          00762W107      11093      318,483     SH     SOLE           318,483
American Capital Strategies          COMM          024937104       8919      300,000     SH     SOLE           300,000
Agnico-Eagle Mines                   COMM          008474108      15330    1,270,100     SH     SOLE         1,270,100
AMN Healthcare Services, Inc         COMM          001744101      64061    3,733,153     SH     SOLE         3,733,153
AutoImmune Inc.                      COMM          052776101       1648    1,042,800     SH     SOLE         1,042,800
Allied Capital Corp                  COMM          01903Q108      14470      519,000     SH     SOLE           519,000
Ascential Software Corporation       COMM          04362P207      41911    1,615,707     SH     SOLE         1,615,707
Altiris Inc                          COMM          02148M100      22800      625,000     SH     SOLE           625,000
Activision, Inc                      COMM          004930202      32945    1,809,163     SH     SOLE         1,809,163
Berkshire Hathaway Inc. Class B      COMM          084670207      56652       20,125     SH     SOLE            20,125
Cross Country Healthcare, Inc        COMM          227483104      49940    3,333,800     SH     SOLE         3,333,800
3Com Corporation                     COMM          885535104        708       86,625     SH     SOLE            86,625
ConocoPhillips                       COMM          20825C104      19671      300,000     SH     SOLE           300,000
Echostar Communications              COMM          278762109       2393       70,392     SH     SOLE            70,392
Devon Energy Corporation             COMM          25179M103       5712       99,748     SH     SOLE            99,748
Entrust Inc                          COMM          293848107        241       59,019     SH     SOLE            59,019
Genitope Corporation                 COMM          37229P507       4590      500,000     SH     SOLE           500,000
Hanover Compressor                   COMM          410768105      56303    5,049,600     SH     SOLE         5,049,600
i2 Technologies, Inc.                COMM          465754109        274      164,800     SH     SOLE           164,800
Martek Biosciences Corporation       COMM          572901106     177027    2,719,719     SH     SOLE         2,719,719
Novastar Financial Inc               COMM          669947400      19332      450,000     SH     SOLE           450,000
Nokia Corp-Spon ADR                  COMM          654902204     170000   10,000,000     SH     SOLE        10,000,000
National Semiconductor Corp          COMM          637640103       2318       58,822     SH     SOLE            58,822
Neose Technologies                   COMM          640522108      32109    3,490,159     SH     SOLE         3,490,159
Occidental Petroleum Corp.           COMM          674599105      53214    1,259,800     SH     SOLE         1,259,800
Palm, Inc                            COMM          69713P107         75        6,424     SH     SOLE             6,424
Pre-paid Legal Services              COMM          740065107      14366      550,000     SH     SOLE           550,000
Persistence Software, Inc.           COMM          715329207        593      146,530     SH     SOLE           146,530
PalmSource, Inc                      COMM          697154102         43        1,991     SH     SOLE             1,991
PYR Energy Corporation               COMM          693677106       2471    3,634,000     SH     SOLE         3,634,000
Symbol Technologies                  COMM          871508107      69908    4,139,000     SH     SOLE         4,139,000
Sirius Satellite Radio Inc           COMM          82966U103      22735    7,194,700     SH     SOLE         7,194,700
San Juan Basin Royalty Tr            COMM          798241105       6143      283,200     SH     SOLE           283,200
Questar Corporation                  COMM          748356102      47375    1,347,800     SH     SOLE         1,347,800
Usana Health Science Inc.            COMM          90328M107      12999      424,800     SH     SOLE           424,800
VIVUS, Inc.                          COMM          928551100         39       10,300     SH     SOLE            10,300
Wind River Systems, Inc              COMM          973149107       8069      921,106     SH     SOLE           921,106
Cimarex Energy Co.                   COMM          171798101      52953    1,984,000     SH     SOLE         1,984,000
XM Satellite Radio Holdings-Class A  COMM          983759101      36414    1,385,100     SH     SOLE         1,385,100
Zymogenetics Inc.                    COMM          98985T109      25963    1,675,000     SH     SOLE         1,675,000


12/31/03EDGAR FILING Form 13F